Offerings - Offering: 1	Nov. 17, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share
Amount Registered | shares	5,500,000
Proposed Maximum Offering Price per Unit	9.355
Maximum Aggregate Offering Price	$ 51,452,500.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 7,105.59
Offering Note	1(a) Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover additional shares of common stock, par value $0.01 per share, of MFA Financial Inc., (the "Company"), which may become issuable by reason of any stock split, stock dividend, recapitalization or other similar transaction effected without consideration which results in an increase in the number of the Company's outstanding shares of common stock. 1(b) The proposed maximum offering price per share and the proposed maximum aggregate offering price are estimated solely for purposes of calculating the registration fee and are based, pursuant to Rule 457(c) and 457(h) under the Securities Act of 1933, upon the average of the high and low prices of the Common Stock on November 12, 2025, as reported on the New York Stock Exchange.